Accounts and Transactions with Related Parties - Summary of Accounts and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Account receivable	$ 147	$ 223
Account payable	14,086	14,673
Panama air cargo terminal [member]
Disclosure of transactions between related parties [line items]
Account receivable	101	102
Account payable	250	53
Banco general, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	24	102
Account payable	151	135
Petroleos delta, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	22	10
Account payable	13,330	12,150
Editora del caribe, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	0	8
Lubricantes Delta, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	0	1
ASSA compania de seguros, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	283	2,224
Desarrollo inmobiliario del este, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	20	20
Motta international, S.A. [member]
Disclosure of transactions between related parties [line items]
Account payable	32	48
Cable onda [member]
Disclosure of transactions between related parties [line items]
Account payable	20	0
Galindo, arias and lopez [member]
Disclosure of transactions between related parties [line items]
Account payable	$ 0	$ 43